	NICHOLAS II, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF JUNE 30, 2021

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-----------------------		------------------------
COMMON STOCKS - 98.06%
	Consumer Discretionary - Retailing - 7.50%
63,865	Burlington Stores, Inc. *	$ 20,563,891
120,630	CarMax, Inc. *	15,579,365
128,329	Ollie's Bargain Outlet Holdings, Inc. *	10,796,319
37,000	O'Reilly Automotive, Inc. *	20,949,770
48,810	Ulta Beauty, Inc. *	16,877,034
		------------------
		84,766,379
		------------------

	Consumer Discretionary - Services - 3.95%
6,000	Chipotle Mexican Grill, Inc. *	9,302,040
31,370	Domino's Pizza, Inc.	14,633,791
280,000	Service Corporation International	15,005,200
244,745	Wendy's Company (The)	5,731,928
		------------------
		44,672,959
		------------------

	Consumer Staples - Food & Staples
	Retailing - 1.42%
338,006	BJ's Wholesale Club, Inc. *	16,082,325
		------------------

	Consumer Staples - Food, Beverage &
	Tobacco - 2.44%
66,000	Constellation Brands, Inc. - Class A	15,436,740
150,000	Lamb Weston Holdings, Inc.	12,099,000
		------------------
		27,535,740
		------------------

	Financials - Banks - 4.80%
394,487	Citizens Financial Group, Inc.	18,095,119
1,080,907	First Horizon Corporation	18,678,073
326,580	Webster Financial Corporation	17,419,777
		------------------
		54,192,969
		------------------

	Financials - Diversified - 3.23%
160,000	Northern Trust Corporation	18,499,200
138,190	Raymond James Financial, Inc.	17,950,881
		------------------
		36,450,081
		------------------

	Health Care - Equipment & Services - 13.30%
40,000	Cooper Companies, Inc. (The)	15,850,800
178,330	Globus Medical, Inc. - Class A *	13,825,925
215,000	Hologic, Inc. *	14,344,800
32,500	Insulet Corporation *	8,921,575
170,888	LivaNova PLC *	14,373,390
77,950	ResMed Inc.	19,216,234
280,000	Smith & Nephew plc	12,163,200
82,515	STERIS plc	17,022,845
90,143	Tandem Diabetes Care, Inc. *	8,779,928
37,698	Teleflex Incorporated	15,146,679
34,000	Veeva Systems Inc. - Class A *	10,572,300
		------------------
		150,217,676
		------------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences - 7.15%
60,000	Charles River Laboratories International,
	Inc. *	22,195,200
87,175	IQVIA Holdings Inc. *	21,124,246
13,440	Mettler-Toledo International Inc. *	18,618,970
122,410	PerkinElmer, Inc.	18,901,328
		------------------
		80,839,744
		------------------

	Industrials - Capital Goods - 17.05%
225,000	A.O. Smith Corporation	16,213,500
127,500	AMETEK, Inc.	17,021,250
291,100	Fastenal Company	15,137,200
197,500	Fortive Corporation	13,773,650
205,000	Fortune Brands Home & Security, Inc.	20,420,050
174,350	Graco Inc.	13,198,295
70,000	IDEX Corporation	15,403,500
78,000	L3Harris Technologies, Inc.	16,859,700
52,200	Lennox International Inc.	18,311,760
77,500	Nordson Corporation	17,012,025
31,030	Teledyne Technologies Incorporated *	12,996,295
197,737	Westinghouse Air Brake Technologies
	Corporation	16,273,755
		------------------
		192,620,980
		------------------

	Industrials - Commercial & Professional
	Services - 6.49%
240,000	IAA, Inc. *	13,089,600
141,105	Republic Services, Inc.	15,522,961
240,500	TransUnion	26,409,305
104,510	Verisk Analytics, Inc.	18,259,987
		------------------
		73,281,853
		------------------

	Industrials - Transportation - 1.35%

60,000	Old Dominion Freight Line, Inc.	15,228,000
		------------------

	Information Technology - Hardware &
	Equipment - 2.40%
114,885	CDW Corporation	20,064,665
216,208	Vontier Corporation *	7,044,057
		------------------
		27,108,722
		------------------

	Information Technology - Semiconductors &
	Semiconductor Equipment - 5.88%
140,000	Maxim Integrated Products, Inc.	14,750,400
113,750	Microchip Technology Incorporated	17,032,925
157,915	Power Integrations, Inc.	12,958,505
112,890	Skyworks Solutions, Inc.	21,646,657
		------------------
		66,388,487
		------------------

	Information Technology - Software &
	Services - 15.65%
189,385	Anaplan, Inc. *	10,094,220
117,500	Broadridge Financial Solutions, Inc.	18,979,775
4,825	Coupa Software Incorporated *	1,264,681
75,100	CyberArk Software Ltd. *	9,783,277
66,065	FleetCor Technologies, Inc. *	16,916,604
67,500	Gartner, Inc. *	16,348,500
81,867	Jack Henry & Associates, Inc.	13,386,073
46,615	Palo Alto Networks, Inc. *	17,296,496
65,000	Paylocity Holding Corporation *	12,402,000
138,785	PTC Inc. *	19,604,769
22,000	Twilio Inc. - Class A *	8,671,520
53,930	Wix.com Ltd. *	15,654,800
113,955	Zendesk, Inc. *	16,448,265
		------------------
		176,850,980
		------------------

	Materials - 2.79%
93,725	AptarGroup, Inc.	13,200,229
105,000	Vulcan Materials Company	18,277,350
		------------------
		31,477,579
		------------------

	Real Estate - 2.66%
205,865	CBRE Group, Inc. *	17,648,806
173,729	CyrusOne Inc.	12,425,098
		------------------
		30,073,904
		------------------

	TOTAL COMMON STOCKS
	(cost $568,315,396)	1,107,788,378

		-------------------

SHORT-TERM INVESTMENTS - 1.93%
	U.S. Government Securities - 0.48%
$3,500,000	U.S. Treasury Bill 10/28/2021, 0.013%	3,499,855
2,000,000	U.S. Treasury Bill 11/26/2021, 0.020%	1,999,836
		------------------
		5,499,691
		------------------

	Money Market Fund - 1.45%
16,361,458	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class),
	7-day net yield 0.03%	16,361,458
		-------------------

	TOTAL SHORT-TERM INVESTMENTS
	(cost $21,861,149)	21,861,149
		-------------------

	TOTAL INVESTMENTS
	(cost $590,176,545) - 99.99%	1,129,649,527
		-------------------
	OTHER ASSETS, NET OF LIABILITIES - 0.01%	78,935
		-------------------
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) - 100%	$1,129,728,462
		------------------
		------------------

* Non-income producing.

As of June 30, 2021, investment cost for federal tax purposes was $590,247,007 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$542,412,008
Unrealized depreciation	(3,009,489)
----------------
Net unrealized appreciation	$539,402,519
----------------
----------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------------	-------------------
Level 1 -
Common Stocks(1)	$1,107,788,378
Money Market Fund	16,361,458
Level 2 -
U.S. Government Securities	5,499,691
Level 3 -
None	--
------------------
Total	$1,129,649,527
------------------
------------------

(1) See Schedule above for further detail by industry.